Deposits (Tables)	12 Months Ended
Dec. 31, 2012
Scheduled Maturities of Time Deposits	Scheduled maturities of time deposits for the next five years were as follows:

2013	$46,715
2014	28,461
2015	20,989
2016	1,724
2017	279
Thereafter	—
Total	$98,168